Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
Note 11 – Leases

A.	The components of operating lease cost for the year ended December 31, 2021 and 2020 were as follows:
	Year ended December 31
	2019	2020	2021
	US$ thousands
Operating lease costs (mainly plant and offices)	1,494	1,623	1,921
Variable lease payments not included in the lease liability	2	3	8
Short-term lease cost	287	285	278
Total operating lease cost	1,783	1,911	2,207
B.	Supplemental cash flow information related to operating leases was as follows:
	Year ended December 31
	2019	2020	2021
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,541	1,601	1,887
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Operating leases	1,524	7,201	451

C.        Supplemental balance sheet information related to operating leases was as follows:

	December 31
	2020	2021
	US$ thousands

Operating leases:
Operating leases right-of-use	9,913	8,765

Current operating lease liabilities	1,813	1,811
Non-current operating lease liabilities	8,282	7,377
Total operating lease liabilities	10,095	9,188
	December 31
	2020	2021
	US$ thousands

Weighted average remaining lease term (years)	8.2	7.3

Weighted average discount rate	2.4%	2.3%
D.       Future minimum lease payments under non-cancellable leases as of December 31, 2021 were as follows:
December 31, 2021
US$ thousands

2022	1,813
2023	1,597
2024	1,235
2025	1,011
After 2026	4,090
Total operating lease payments	9,746
Less: imputed interest	(558)
Present value of lease liabilities	9,188